May 01, 2020
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 4, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020 OF

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (THE “FUND”)

1) The following is added to the section entitled “Principal investment strategies,” in the Fund’s Summary Prospectus and Statutory Prospectus:

The fund may invest up to 20% of its net assets (at the time of investment) in foreign securities.

2) The following is added to the section entitled “Principal risks,” in the Fund’s Summary Prospectus and Statutory Prospectus:

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability.